Accounts payable and accrued liabilities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Accounts payable and accrued liabilities:
Trade accounts payable	$ 40,758	$ 18,270
Accrued payroll	9,534	4,852
Accrued interest	1,233	416
Income taxes payable	2,705	1,087
Other	1,577	140
Accounts payable and accrued liabilities	$ 55,807	$ 24,765